Loans - Activity in Related Party Loans (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Receivables [Abstract]
Balance outstanding at December 31, 2016	$ 320,426
Principal additions	39,250
Principal reductions	(54,318)
Balance outstanding at December 31, 2017	$ 305,358